Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Accruals and Other Payables [Abstract]
Accrued operating expenses	$ 781,977	$ 99,616	$ 347,864
Accrued rental expenses	1,089,247	138,759	220,830
Accrued audit fees	534,972	68,150	153,698
Provision for sales commissions	1,910,748	243,410	1,600,643
Provision for long service payments and staff benefits	494,593	63,007	468,236
Others	444,732	56,654	558,594
Total	$ 5,256,269	$ 669,596	$ 3,349,865